Transactions with Related Parties	6 Months Ended
Jun. 30, 2020
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 8 - TRANSACTIONS WITH RELATED PARTIES:

"Related Parties" – As defined in IAS 24 – 'Related Party Disclosures" (hereinafter- "IAS 24")

Key management personnel of the Company - included together with other entities, in the said definition of "Related Parties" mentioned in IAS 24, include some members of senior management.

a.	Transactions with related parties:

	Six months ended		Year ended
	June 30		December 31
	2020	2019	2019
	Unaudited		Audited
	USD in thousands
Payroll and related expenses to the Chief Executive Officers of the Group (*)	329	85	261
Payroll and related expenses to the former Chief Executive Officer of the Company (**)	-	128	128
Compensation to the directors of the Company, all not employed by the Company (***)	678	186	326
Consultant services	91	46	404

*	Includes granted options benefit aggregated to USD 142 thousands, USD 17 thousands and USD 61 thousand for the six months ended June 30,2020, six months ended June 30, 2019 and year ended December 31, 2019, respectively.

**	Includes granted options benefit aggregated to USD 56 thousands.

***	Includes granted options benefit aggregated to USD 517 thousands, USD 90 thousands and USD 126 thousand for the six months ended June 30,2020, six months ended June 30, 2019 and year ended December 31, 2019, respectively.

Indemnification, exemption and insurance for directors and officers of the Company

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b. c.

The Group maintains an active Directors and Officers' insurance policy. The annual premium of the current policy was $410 thousand, such policy provide a coverage of $8 million with various deductible amounts not exceeding $1 million based on the claim geographic region.

On June 23, 2020, (the "Conversion Date") the Company entered into and consummated a Side Letter Agreement with ScoutCam, whereby the parties agreed to convert, at a conversion price of $0.484, an outstanding line of credit previously extended by the Company to ScoutCam, which as of the Conversion Date was $381,136, into (a) 787,471 shares of the ScoutCam's common stock, (b) warrants to purchase 393,736 shares of common stock with an exercise price of $0.595 (Warrant A), and (c) warrants to purchase 787,471 shares of common stock with an exercise price of $0.893 (Warrant B).

Each Warrant A is exercisable into one share of common stock of ScoutCam at an exercise price of USD 0.595 per share during the 12 months period following the allotment.

Each Warrant B is exercisable into one share of common stock of the ScoutCam at an exercise price of USD 0.893 per share during the 18 months period following the allotment.

b.	Balances with related parties:

	June 30,	December 31,
	2020	2019
	Unaudited	Audited
	USD in thousands
Current liabilities, presented in the balance sheets among "accounts payable and accruals":
Directors fee and bonus provision	78	36
Chief Executive Officer fee and bonus provision	49	52
Consultant services	14	204
	141	292